Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
As of December 31, 2012 , the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount	Fair Value
Interest Rate Swaps	Derivatives, at fair value	7	$152,590	$(3,830)

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount	Fair Value
Interest Rate Swap	Derivatives, at fair value	1	$5,060	$(98)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2012 and 2011 (amounts in thousands):

	Balance Sheet Location	December 31, 2012	December 31, 2011
Interest Rate Swaps	Derivatives, at fair value	$(3,830)	$(98)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (in thousands). The Company had no active derivatives during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Years Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,672)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(940)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$(1)	$—
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* The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.